Investments in Associates and Joint Ventures - Financial Information of Major Associates and Joint Venture (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries, joint ventures and associates [abstract]
Capital commitments	¥ 20,996	¥ 2,991